Schedule I - Condensed Financial Information (Parent Only) - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net cash used in operating activities		$ (63,644)	$ (35,166)	$ (47,870)	$ (33,756)
Cash flows from investing activities:
Proceeds from sale of property and equipment				335
Purchase of property and equipment		(4,384)	(1,120)	(1,487)	(3,310)
(Payment) Receipt of refundable deposit		80	1,000	1,000	(1,000)
Payments for licenses		(1,550)	(2,700)	(2,700)	(50)
Acquisition of Polymed, net of cash acquired					(11,076)
Acquisition of CDE, net of cash acquired					1,699
Net cash (used in) provided by investing activities		(47,022)	(2,244)	2,659	(16,909)
Cash flows from financing activities:
Proceeds from sale of stock		75,900	8,500	8,500	78,768
Proceeds from issuance of convertible bonds		30,000	35,000	38,000
Costs incurred related to the sale of stock		(10,168)		(1,537)	(1,013)
Proceeds from exercise of stock options		1,208	14	50	61
Investment from non-controlling interest		49	569	569	539
Payment of contingent consideration			(3,185)	(3,184)
Repurchase of options and warrants	$ (400)				(79)
Repayment of long-term debt		(896)	(964)	(1,265)	(724)
Purchase of treasury stock			(2,311)	(5,861)	(1,250)
Net cash provided by financing activities		96,093	37,623	35,272	76,302
Net increase (decrease) in cash and cash equivalents		(14,573)	213	(9,939)	25,637
Cash and cash equivalents, beginning of period		33,125	43,495	43,495	17,521
Effect of exchange rate changes on cash and cash equivalents		710	(177)	(431)	337
Cash and cash equivalents, end of period		19,262	43,531	33,125	43,495
Parent Company
Cash flows from operating activities:
Net cash used in operating activities				(47,172)	(31,219)
Cash flows from investing activities:
Proceeds from sale of property and equipment				335
Purchase of property and equipment				(623)	(2,688)
(Payment) Receipt of refundable deposit				1,000	(1,000)
Payments for licenses				(2,700)	(50)
Acquisition of Polymed, net of cash acquired					(11,076)
Acquisition of CDE, net of cash acquired					1,699
Investments in and advances to subsidiary				(4,613)	(4,734)
Purchases of marketable securities				(9,750)	(15,787)
Sale of marketable securities				15,261	12,615
Net cash (used in) provided by investing activities				(1,090)	(21,021)
Cash flows from financing activities:
Proceeds from sale of stock				8,500	78,768
Proceeds from issuance of convertible bonds				38,000
Costs incurred related to the sale of stock				(1,538)	(1,013)
Proceeds from exercise of stock options				50	61
Investment from non-controlling interest				569	539
Payment of contingent consideration				(3,184)
Repurchase of options and warrants					(79)
Repayment of long-term debt				(1,264)	(724)
Purchase of treasury stock				(5,861)	(1,250)
Net cash provided by financing activities				35,272	76,302
Net increase (decrease) in cash and cash equivalents				(12,990)	24,062
Cash and cash equivalents, beginning of period		$ 28,677	$ 41,756	41,756	17,295
Effect of exchange rate changes on cash and cash equivalents				(89)	399
Cash and cash equivalents, end of period				$ 28,677	$ 41,756